Share-Based Compensation - RSUs activity under the long-term incentive plan (Details) - Restricted stock units						12 Months Ended
	Sep. 26, 2023	Sep. 28, 2022	Sep. 28, 2021	Sep. 28, 2020	Sep. 26, 2018	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of Shares, Balance | shares						792,209	386,520	22,889
Number of Shares, Granted	1,710,607	3,987,509	2,604,545	1,402,714	676,273	1,710,607	3,987,509	2,604,545
Number of Shares, Vested | shares						(1,974,496)	(3,563,177)	(2,237,499)
Number of Shares, Forfeited | shares						(2,355)	(18,643)	(3,415)
Number of Shares, Balance | shares						525,965	792,209	386,520
Weighted Average Grant Date Fair Value, Balance						$ 6.71	$ 10.17	$ 3.88
Weighted Average Grant Date Fair Value, Granted						5.68	5.09	10.39
Weighted Average Grant Date Fair Value, Vested						5.91	5.25	10.37
Weighted Average Grant Date Fair Value, Forfeited						9.81	10.15	4.38
Weighted Average Grant Date Fair Value, Balance						$ 6.36	$ 6.71	$ 10.17